Notes to the consolidated financial statements - Summary of upfront payments and related revenues recognized (Details) € in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Nov. 30, 2020 EUR (€)	Jul. 31, 2020 EUR (€)
Eli Lilly
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized from upfront payments	€ 33,100
GSK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable								€ 120,000
German Federal Ministry of Education and Research
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments included in contract liabilities								€ 61,100
European Commission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments included in contract liabilities							€ 450,000
Research services combined with an IP license
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments included in contract liabilities						€ 646,046
Revenue recognized from upfront payments		€ 46,597	€ 5,777	€ 5,861
Research services combined with an IP license | Eli Lilly
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable					$ 50,000	42,200
Revenue recognized from upfront payments		34,854	3,516	3,516
Research services combined with an IP license | CRISPR
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable					3,000	2,524
Upfront payments included in contract liabilities						1,549
Revenue recognized from upfront payments		310	310	310
Research services combined with an IP license | Boehringer Ingelheim
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable						30,000
Upfront payments included in contract liabilities						14,003
Revenue recognized from upfront payments		1,867	€ 1,951	€ 2,035
Research services combined with an IP license | Genmab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable					$ 10,000	8,937
Upfront payments included in contract liabilities						7,150
Revenue recognized from upfront payments		1,787
Research services combined with an IP license | GSK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable						120,000
Upfront payments included in contract liabilities						112,222
Revenue recognized from upfront payments		€ 7,778
Research services combined with an IP license | German Federal Ministry of Education and Research
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable						61,122
Upfront payments included in contract liabilities						61,122
Research services combined with an IP license | European Commission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable						450,000
Upfront payments included in contract liabilities						€ 450,000